UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	August 1, 2023 – January 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

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Semiannual report
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The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
PULTX

Putnam
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Semiannual report
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Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	23

Message from the Trustees

March 14, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 1/31/24. A bond rated BBB or higher (A-3/SP-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings may vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash and derivatives and may show a negative market value as a result of the timing of trade versus settlement date transactions. The fund itself has not been rated by an independent rating agency.

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Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

Estimated net expenses for the fiscal year ended 7/31/24*†	0.00%
Estimated total annual operating expenses for the fiscal year ended 7/31/24†	1.99%
Annualized expense ratio for the six-month period ended 1/31/24	0.00%

Estimated fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through at least November 30, 2026. This obligation may be modified or discontinued only with approval of the Board of Trustees.

† Based on estimated amounts for the current fiscal year.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from 8/1/23 to 1/31/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses paid per $1,000*†	$0.00
Ending value (after expenses)	$1,034.60

* Expenses for the fund are calculated using the fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/24.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (366).

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Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 1/31/24, use the following calculation method. To find the value of your investment on 8/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses paid per $1,000*†	$0.00
Ending value (after expenses)	$1,025.14

* Expenses for the fund are calculated using the fund’s annualized expense ratio, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/24.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (366).

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Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

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Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

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Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

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The fund’s portfolio 1/31/24 (Unaudited)

CORPORATE BONDS AND NOTES (91.0%)*	Principal amount	Value
Banking (51.0%)
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. notes 4.829%, 2/3/25 (Australia)	$250,000	$249,377
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	200,000	201,193
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 3.458%, 3/15/25	250,000	249,319
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.32%), 5.666%, 7/9/24 (Canada)	100,000	100,004
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.20%), 5.545%, 10/25/24	250,000	249,462
Bank of Nova Scotia (The) sr. unsec. FRN (US SOFR Compounded Index + 0.45%), 5.791%, 4/15/24 (Canada)	150,000	150,082
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	18,000	18,258
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 0.41%), 5.771%, 2/4/25 (France)	223,000	222,693
Barclays PLC sr. unsec. unsub. FRN 3.932%, 5/7/25 (United Kingdom)	200,000	199,039
BNP Paribas SA 144A sr. unsec. notes 3.375%, 1/9/25 (France)	200,000	196,176
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	198,887
Citigroup, Inc. sr. unsec. unsub. FRN (US SOFR + 1.37%), 6.731%, 5/24/25	178,000	178,438
Citigroup, Inc. sr. unsec. unsub. FRN 4.14%, 5/24/25	98,000	97,512
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	200,000	202,197
ING Groep NV 144A sr. unsec. notes 4.625%, 1/6/26 (Netherlands)	200,000	198,937
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.22%, 3/1/25	15,000	14,971
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	100,000	96,165
Lloyds Banking Group PLC sr. unsec. unsub. FRN 3.87%, 7/9/25 (United Kingdom)	200,000	198,548
Macquarie Bank, Ltd. 144A sr. unsec. notes 5.391%, 12/7/26 (Australia)	12,000	12,144
National Bank of Canada company guaranty sr. unsec. FRN 3.75%, 6/9/25 (Canada)	250,000	248,209
NatWest Group PLC sr. unsec. unsub. FRN 4.269%, 3/22/25 (United Kingdom)	200,000	199,516
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	35,000	35,195
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	28,000	27,824
Royal Bank of Canada sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.36%), 5.705%, 7/29/24 (Canada)	200,000	200,140
State Street Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.85%), 6.206%, 8/3/26	20,000	19,994

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CORPORATE BONDS AND NOTES (91.0%)* cont.	Principal amount	Value
Banking cont.
State Street Corp. sr. unsec. unsub. notes 5.104%, 5/18/26	$40,000	$40,038
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	100,000	100,850
UBS Group AG 144A sr. unsec. FRN 4.49%, 8/5/25 (Switzerland)	200,000	198,805
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 1.32%), 6.665%, 4/25/26	230,000	231,415
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.30%), 5.659%, 11/18/24 (Australia)	100,000	100,008
		4,435,396
Capital goods (3.4%)
Boeing Co. (The) sr. unsec. notes 2.80%, 3/1/24	100,000	99,746
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.75%), 6.105%, 12/13/24	200,000	200,125
		299,871
Communication services (1.3%)
Sprint Corp. company guaranty sr. unsec. sub. notes 7.125%, 6/15/24	18,000	18,077
Verizon Communications, Inc. sr. unsec. notes 1.45%, 3/20/26	100,000	93,267
		111,344
Consumer cyclicals (4.8%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.84%), 6.191%, 4/1/25	102,000	102,630
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 5.74%, 8/12/24	100,000	100,005
Hyatt Hotels Corp. sr. unsec. unsub. notes 1.80%, 10/1/24	32,000	31,185
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.90%, 1/9/26	150,000	150,394
Netflix, Inc. 144A sr. unsec. notes 3.625%, 6/15/25	12,000	11,773
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 5.91%, 6/9/25	20,000	20,037
		416,024
Consumer finance (8.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 1.65%, 10/29/24 (Ireland)	150,000	145,658
Air Lease Corp. sr. unsec. notes 3.25%, 3/1/25	8,000	7,812
Air Lease Corp. sr. unsec. notes 0.80%, 8/18/24	100,000	97,350
Air Lease Corp. sr. unsec. notes Ser. MTN, 4.25%, 2/1/24	100,000	100,000
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.76%), 6.12%, 2/13/26	100,000	99,988
American Honda Finance Corp. sr. unsec. bonds Ser. MTN, (US SOFR + 0.55%), 5.872%, 2/12/25	28,000	28,042
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 4/24/24	100,000	99,568

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CORPORATE BONDS AND NOTES (91.0%)* cont.	Principal amount	Value
Consumer finance cont.
Capital One Financial Corp. sr. unsec. unsub. notes 3.20%, 2/5/25	$14,000	$13,712
General Motors Financial Co., Inc. sr. unsec. FRN (US SOFR + 0.62%), 5.966%, 10/15/24	100,000	99,950
General Motors Financial Co., Inc. sr. unsec. notes 1.20%, 10/15/24	15,000	14,557
		706,637
Consumer staples (0.2%)
PepsiCo, Inc. sr. unsec. unsub. notes (US SOFR Compounded Index + 0.40%), 5.761%, 11/12/24	15,000	15,026
		15,026
Energy (1.4%)
ONEOK, Inc. company guaranty sr. unsec. sub. notes 5.55%, 11/1/26	122,000	124,057
		124,057
Health care (1.1%)
GE HealthCare Technologies, Inc. company guaranty sr. unsec. notes 5.55%, 11/15/24	100,000	100,061
		100,061
Insurance (3.7%)
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.56%), 5.92%, 8/19/24	125,000	124,688
Athene Global Funding 144A sr. FRN (US SOFR Compounded Index + 0.70%), 6.059%, 5/24/24	100,000	100,088
Principal Life Global Funding II 144A FRN (US SOFR + 0.38%), 5.739%, 8/23/24	100,000	99,978
		324,754
Investment banking/Brokerage (1.1%)
Deutsche Bank AG sr. unsec. unsub. notes 3.70%, 5/30/24 (Germany)	100,000	99,502
		99,502
Real estate (9.3%)
Boston Properties, LP sr. unsec. notes 3.20%, 1/15/25 R	151,000	147,635
Boston Properties, LP sr. unsec. unsub. notes 3.80%, 2/1/24 R	35,000	35,000
Camden Property Trust sr. unsec. unsub. notes 5.85%, 11/3/26 R	30,000	30,905
Public Storage sr. unsec. FRN (US SOFR Compounded Index + 0.60%), 5.945%, 7/25/25 R	100,000	100,242
Public Storage sr. unsec. FRN (US SOFR + 0.47%), 5.815%, 4/23/24	100,000	100,009
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26 R	100,000	100,002
Realty Income Corp. sr. unsec. unsub. notes 3.875%, 7/15/24 R	100,000	99,199
Simon Property Group LP sr. unsec. unsub. notes 3.375%, 10/1/24 R	200,000	197,179
		810,171

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CORPORATE BONDS AND NOTES (91.0%)* cont.	Principal amount	Value
Technology (2.3%)
Hewlett Packard Enterprise Co. sr. unsec. notes 5.90%, 10/1/24	$105,000	$105,100
VMware, Inc. sr. unsec. notes 1.00%, 8/15/24	100,000	97,521
		202,621
Utilities and power (3.3%)
American Electric Power Co., Inc. jr. unsec. sub. notes 2.031%, 3/15/24	130,000	129,391
Enbridge, Inc. company guaranty sr. unsec. notes 5.969%, 3/8/26 (Canada)	100,000	100,005
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	40,000	40,404
WEC Energy Group, Inc. sr. unsec. unsub. notes 5.60%, 9/12/26	20,000	20,434
		290,234
Total corporate bonds and notes (cost $7,900,673)		$7,935,698

ASSET-BACKED SECURITIES (4.9%)*	Principal amount	Value
CarMax Auto Owner Trust Ser. 22-2, Class A3, 3.49%, 2/16/27	$74,609	$73,512
Citizens Auto Receivables Trust 144A
Ser. 23-2, Class A2A, 6.09%, 10/15/26	77,000	77,313
Ser. 24-1, Class A2A, 5.43%, 10/15/26	67,000	67,175
Ford Credit Auto Owner Trust Ser. 22-C, Class A2A, 4.52%, 4/15/25	30,800	30,756
GM Financial Consumer Automobile Receivables Trust Ser. 22-2, Class A3, 3.10%, 2/16/27	103,000	101,182
Harley-Davidson Motorcycle Trust Ser. 23-B, Class A2, 5.92%, 12/15/26	50,000	50,260
Tesla Auto Lease Trust 144A Ser. 23-A, Class A2, 5.86%, 8/20/25	23,637	23,691
Total asset-backed securities (cost $420,650)		$423,889

COMMERCIAL PAPER (2.9%)*	Yield (%)	Maturity date	Principal amount	Value
Duke Energy Corp.	5.897	2/22/24	$250,000	$249,156
Total commercial paper (cost $249,164)				$249,156

SHORT-TERM INVESTMENTS (0.4%)*	Shares	Value
Putnam Short Term Investment Fund Class P 5.47% L	37,795	$37,795
Total short-term investments (cost $37,795)		$37,795

TOTAL INVESTMENTS
Total investments (cost $8,608,282)	$8,646,538

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Key to holding’s abbreviations
DAC	Designated Activity Company
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
MTN	Medium Term Notes
SOFR	Secured Overnight Financing Rate

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $8,715,883.
L	Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	59.1%	Spain	2.3%
Canada	10.6	Netherlands	2.3
France	7.1	Switzerland	2.3
United Kingdom	6.9	Ireland	1.7
Australia	4.2	Germany	1.2
Norway	2.3	Total	100.0%

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$423,889	$—
Commercial paper	—	249,156	—
Corporate bonds and notes	—	7,935,698	—
Short-term investments	—	37,795	—
Totals by level	$—	$8,646,538	$—

The accompanying notes are an integral part of these financial statements.

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Statement of assets and liabilities 1/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $8,570,487)	$8,608,743
Affiliated issuers (identified cost $37,795) (Note 6)	37,795
Interest receivable	74,245
Receivable for investments sold	100,940
Receivable from Manager (Note 2)	49,972
Unamortized offering costs (Note 1)	57,663
Prepaid assets	21,547
Total assets	8,950,905

LIABILITIES
Payable for shares of the fund repurchased	9,744
Payable for custodian fees (Note 2)	4,316
Payable for administrative services (Note 2)	125
Payable for auditing and tax fees	28,127
Payable for offering costs (Note 1)	186,254
Other accrued expenses	6,456
Total liabilities	235,022

Net assets	$8,715,883

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1, 4 and 5)	$8,674,375
Total distributable earnings (Note 1)	41,508
Total — Representing net assets applicable to capital shares outstanding	$8,715,883

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value, offering price and redemption price per share
($8,715,883 divided by 867,454 shares)	$10.05

The accompanying notes are an integral part of these financial statements.

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Statement of operations Six months ended 1/31/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $859 from investments in affiliated issuers) (Note 6)	$262,779
Total investment income	262,779

EXPENSES
Custodian fees (Note 2)	5,794
Trustee compensation and expenses (Note 2)	206
Administrative services (Note 2)	185
Amortization of offering costs (Note 1)	93,892
Auditing and tax fees	28,136
Other	17,661
Fees waived and reimbursed by Manager (Note 2)	(145,874)
Total expenses	—
Expense reduction (Note 2)	(192)
Net expenses	(192)

Net investment income	262,971

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	3,503
Total net realized gain	3,503
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	36,025
Total change in net unrealized appreciation	36,025

Net gain on investments	39,528

Net increase in net assets resulting from operations	$302,499

The accompanying notes are an integral part of these financial statements.

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Statement of changes in net assets

	Six months	For the period 5/25/23
	ended	(commencement of
INCREASE (DECREASE) IN NET ASSETS	1/31/24*	operations) to 7/31/23
Operations
Net investment income	$262,971	$106,598
Net realized gain (loss) on investments	3,503	(146)
Change in net unrealized appreciation of investments	36,025	2,231
Net increase in net assets resulting from operations	302,499	108,683
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(263,378)	(106,296)
Increase (decrease) from capital share transactions (Note 4)	(1,531,160)	205,535
Total increase (decrease) in net assets	(1,492,039)	207,922

NET ASSETS
Beginning of period (Note 5)	10,207,922	10,000,000
End of period	$8,715,883	$10,207,922

*Unaudited.

The accompanying notes are an integral part of these financial statements.

Ultra Short MAC Series 15

Financial highlights
(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Six months	For the period 5/25/23
	ended	(commencement of
	1/31/24**	operations) to 7/31/23
Net asset value, beginning of period	$10.00	$10.00
Investment operations:
Net investment income (loss)	.29	.11
Net realized and unrealized
gain (loss) on investments	.05	—[d]
Total from investment operations	.34	.11
Less distributions:
From net investment income	(.29)	(.11)
From net realized gain on investments	—	—
Total distributions	(.29)	(.11)
Net asset value, end of period	$10.05	$10.00
Total return at net asset value (%)[a]	3.46*	1.04*

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)	$8,716	$10,208
Ratio of expenses to average
net assets (%)[b,c]	—*	—*
Ratio of net investment income
(loss) to average net assets (%)[c]	2.90*	1.05*
Portfolio turnover (%)	8*	6*

* Not annualized.

** Unaudited.

a Total return assumes dividend reinvestment.

b Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

c Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
January 31, 2024	1.61%
July 31, 2023	1.01

d Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

16 Ultra Short MAC Series

Notes to financial statements 1/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2023 through January 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Ultra Short MAC Series (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.

The fund was established exclusively for use within separately managed accounts (“SMAs”). The fund is used in combination with selected individual securities to implement the SMA’s investment program.

The fund invests in a diversified portfolio of fixed income securities comprised of short duration, investment-grade money market and other fixed income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage-and asset-backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. The fund may also invest in U.S. dollar-denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed four years. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund’s shares are sold without a front-end sales charge and generally are not subject to a contingent deferred sales charge. Shares of the fund are sold at net asset value. Shares of the fund may be purchased only by and on behalf of “wrap” account clients (“eligible investors”) where Putnam Management has an agreement to serve as investment adviser to the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly to the wrap account clients of the wrap program sponsor. The fund intends to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor as described above, and each eligible investor, by purchasing shares, agrees to any such redemption. There is no minimum investment amount for initial investments or subsequent investments. Eligible investors may purchase shares or sell their shares back to the fund (based on instructions from their wrap program sponsor to the broker-dealer who executes trades for their managed account) on any day the New York Stock Exchange (“NYSE”) is open. Purchase and redemption orders are processed at the net asset value next calculated after the order is received on behalf of the eligible investor each day the NYSE is open.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these

Ultra Short MAC Series 17

contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

18 Ultra Short MAC Series

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. The fund’s federal tax return for the prior fiscal period remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$146	$—	$146

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $8,608,282, resulting in gross unrealized appreciation and depreciation of $39,064 and $808, respectively, or net unrealized appreciation of $38,256.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs The offering costs of $186,254 are being fully amortized on a straight-line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.

Ultra Short MAC Series 19

Note 2: Management fee, administrative services and other transactions

Under the fund’s management contract, the fund does not pay a management fee to Putnam Management.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through November 30, 2026, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.00% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $145,874 as a result of this limit.

Putnam Management may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Putnam Management at any time without notice. During the reporting period, Putnam Management did not waive any expenses as a result of this waiver.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction. However, Putnam Management and PIL continue to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024. The terms of the new investment management and sub-management contracts are substantially similar to those of the previous investment management and sub-management contracts, and the fee rates payable under the new investment management and sub-management contracts are the same as the fee rates under the previous investment management and sub-management contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. The fund does not pay investor servicing fees to Putnam Investor Services, Inc.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $192 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $8, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

20 Ultra Short MAC Series

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$1,937,539	$484,731
U.S. government securities (Long-term)	—	—
Total	$1,937,539	$484,731

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

			FOR THE PERIOD FROM 5/25/23
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 1/31/24		TO 7/31/23
	Shares	Amount	Shares	Amount
Shares sold	1,099,983	$11,001,435	10,100	$101,007
Shares issued in connection with
reinvestment of distributions	26,297	263,378	10,633	106,278
	1,126,280	11,264,813	20,733	207,285
Shares repurchased	(1,279,384)	(12,795,973)	(175)	(1,750)
Net increase (decrease)	(153,104)	$(1,531,160)	20,558	$205,535

At the close of the reporting period, a fund managed by an affiliate of Putnam Management owned 89.5% of the outstanding shares of the fund.

Note 5: Initial capitalization and offering of shares

The fund was established as a series of the Trust on December 15, 2022. Prior to May 25, 2023, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $10,000,000 by Putnam Investments, LLC and issuance of 1,000,000 shares.

Note 6: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/23	cost	proceeds	income	of 1/31/24
Short-term investments
Putnam Short Term
Investment Fund
Class P*	$26,089	$1,493,031	$1,481,325	$859	$37,795
Total Short-term
investments	$26,089	$1,493,031	$1,481,325	$859	$37,795

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Ultra Short MAC Series 21

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

22 Ultra Short MAC Series

Shareholder meeting results (Unaudited)

November 17, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
1,015,939	—	—

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
1,015,939	—	—

All tabulations are rounded to the nearest whole number.

Ultra Short MAC Series 23

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Ultra Short MAC Series. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This page left blank intentionally.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 26, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 26, 2024